Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules applicable to smaller reporting companies:

Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Income (Loss) ($)
2023	4,375,125	557,312	2,294,922	535,339	2.61	(276,126,000)
2022	5,158,127	(2,901,098)	2,399,835	(281,950)	16.71	(228,302,000)
2021	5,117,335	428,098	2,220,674	1,138,044	80.29	(340,141,000)
(1)
Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2023, 2022 and 2021 and the Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2023: AnhCo Nguyen, Ph.D.; and Amar Murugan

- 2022: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Charlene Banard

- 2021: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Kristin Yarema, Ph.D.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Touchon and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Touchon and for the average of the other named executive officers is set forth following the footnotes to this table.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)
Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2023, 2022 and 2021 and the Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2023: AnhCo Nguyen, Ph.D.; and Amar Murugan

- 2022: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Charlene Banard

- 2021: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Kristin Yarema, Ph.D.

PEO Total Compensation Amount	$ 4,375,125	$ 5,158,127	$ 5,117,335
PEO Actually Paid Compensation Amount	$ 557,312	(2,901,098)	428,098
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
Pascal Touchon, D.V.M.
2023	4,375,125	(3,330,496)	224,635	(753,498)	297,228	(275,682)	---	557,312
2022	5,158,127	(4,080,272)	912,000	(3,462,948)	356,176	(1,784,181)	---	(2,901,098)
2021	5,117,335	(4,009,009)	2,853,972	(1,414,758)	611,071	(680,228)	---	428,098
Other Named Executive Officers (Average) (8)
2023	2,294,922	(1,587,499)	116,608	(331,191)	141,674	(99,175)	---	535,339
2022	2,399,835	(1,719,102)	499,135	(1,070,752)	94,460	(485,526)	---	(281,950)
2021	2,220,674	(1,504,521)	1,071,081	(491,434)	229,300	(387,002)	---	1,138,044
(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,294,922	2,399,835	2,220,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 535,339	(281,950)	1,138,044
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
Pascal Touchon, D.V.M.
2023	4,375,125	(3,330,496)	224,635	(753,498)	297,228	(275,682)	---	557,312
2022	5,158,127	(4,080,272)	912,000	(3,462,948)	356,176	(1,784,181)	---	(2,901,098)
2021	5,117,335	(4,009,009)	2,853,972	(1,414,758)	611,071	(680,228)	---	428,098
Other Named Executive Officers (Average) (8)
2023	2,294,922	(1,587,499)	116,608	(331,191)	141,674	(99,175)	---	535,339
2022	2,399,835	(1,719,102)	499,135	(1,070,752)	94,460	(485,526)	---	(281,950)
2021	2,220,674	(1,504,521)	1,071,081	(491,434)	229,300	(387,002)	---	1,138,044
(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the table above, and our TSR over the three-year period from 2021 through 2023.

Total Shareholder Return Amount	$ 2.61	16.71	80.29
Net Income (Loss)	$ (276,126,000)	$ (228,302,000)	$ (340,141,000)
PEO Name	Dr. Touchon	Dr. Touchon	Dr. Touchon
Fair Value of Initial Fixed Investment				$ 100
PEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,330,496)	$ (4,080,272)	$ (4,009,009)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,635	912,000	2,853,972
PEO | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(753,498)	(3,462,948)	(1,414,758)
PEO | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,228	356,176	611,071
PEO | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,682)	(1,784,181)	(680,228)
PEO | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,587,499)	(1,719,102)	(1,504,521)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,608	499,135	1,071,081
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,191)	(1,070,752)	(491,434)
Non-PEO NEO | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,674	94,460	229,300
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,175)	(485,526)	(387,002)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount